Accounts receivable, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 54,456,082	$ 32,085,912
Allowance for credit loss	(9,267,851)	(3,009,363)	$ (3,189,642)	$ (3,004,435)
Total accounts receivable, net	$ 45,188,231	$ 29,076,549